Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB SUSTAINABLE INTERNATIONAL THEMATIC FUND INC
Entity Central Index Key	0000920701
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000027972
Shareholder Report [Line Items]
Fund Name	AB Sustainable International Thematic Fund
Class Name	Class A
Trading Symbol	AWPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWPAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%	[1]
AssetsNet	$ 901,984,131
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 2,919,477
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$901,984,131
# of Portfolio Holdings	55
Portfolio Turnover Rate	37%
Total Advisory Fees Paid (Net)	$2,919,477

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	28.6%
Information Technology	24.6%
Health Care	16.1%
Industrials	12.2%
Consumer Staples	4.0%
Utilities	2.8%
Energy	2.1%
Communication Services	1.7%
Materials	1.0%
Consumer Discretionary	1.0%
Others	0.7%
Short-Term Investments	4.6%
Other assets less liabilities	0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

United Kingdom	14.5%
United States	11.2%
Switzerland	9.4%
Canada	8.3%
Germany	6.7%
Italy	6.2%
Brazil	5.3%
Japan	5.1%
South Korea	5.0%
France	4.7%
Taiwan	4.6%
Hong Kong	4.0%
Austria	3.5%
Others	6.3%
Short-Term Investments	4.6%
Other assets less liabilities	0.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$41,341,277	4.6%
Halma PLC	$38,419,157	4.3%
Roche Holding AG	$38,308,362	4.2%
AIA Group Ltd. - Class H	$35,871,431	4.0%
Danone SA	$35,613,217	3.9%
Prysmian SpA	$33,623,914	3.7%
Samsung Electronics Co., Ltd.	$32,308,967	3.6%
Erste Group Bank AG	$31,969,542	3.5%
STERIS PLC	$31,282,086	3.5%
Veralto Corp.	$31,261,274	3.5%
Total	$349,999,227	38.8%

C000027975
Shareholder Report [Line Items]
Fund Name	AB Sustainable International Thematic Fund
Class Name	Advisor Class
Trading Symbol	AWPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWPYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$39	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[2]
AssetsNet	$ 901,984,131
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 2,919,477
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$901,984,131
# of Portfolio Holdings	55
Portfolio Turnover Rate	37%
Total Advisory Fees Paid (Net)	$2,919,477

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	28.6%
Information Technology	24.6%
Health Care	16.1%
Industrials	12.2%
Consumer Staples	4.0%
Utilities	2.8%
Energy	2.1%
Communication Services	1.7%
Materials	1.0%
Consumer Discretionary	1.0%
Others	0.7%
Short-Term Investments	4.6%
Other assets less liabilities	0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

United Kingdom	14.5%
United States	11.2%
Switzerland	9.4%
Canada	8.3%
Germany	6.7%
Italy	6.2%
Brazil	5.3%
Japan	5.1%
South Korea	5.0%
France	4.7%
Taiwan	4.6%
Hong Kong	4.0%
Austria	3.5%
Others	6.3%
Short-Term Investments	4.6%
Other assets less liabilities	0.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$41,341,277	4.6%
Halma PLC	$38,419,157	4.3%
Roche Holding AG	$38,308,362	4.2%
AIA Group Ltd. - Class H	$35,871,431	4.0%
Danone SA	$35,613,217	3.9%
Prysmian SpA	$33,623,914	3.7%
Samsung Electronics Co., Ltd.	$32,308,967	3.6%
Erste Group Bank AG	$31,969,542	3.5%
STERIS PLC	$31,282,086	3.5%
Veralto Corp.	$31,261,274	3.5%
Total	$349,999,227	38.8%

C000027974
Shareholder Report [Line Items]
Fund Name	AB Sustainable International Thematic Fund
Class Name	Class C
Trading Symbol	AWPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPCX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWPCX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.79%	[3]
AssetsNet	$ 901,984,131
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 2,919,477
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$901,984,131
# of Portfolio Holdings	55
Portfolio Turnover Rate	37%
Total Advisory Fees Paid (Net)	$2,919,477

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	28.6%
Information Technology	24.6%
Health Care	16.1%
Industrials	12.2%
Consumer Staples	4.0%
Utilities	2.8%
Energy	2.1%
Communication Services	1.7%
Materials	1.0%
Consumer Discretionary	1.0%
Others	0.7%
Short-Term Investments	4.6%
Other assets less liabilities	0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

United Kingdom	14.5%
United States	11.2%
Switzerland	9.4%
Canada	8.3%
Germany	6.7%
Italy	6.2%
Brazil	5.3%
Japan	5.1%
South Korea	5.0%
France	4.7%
Taiwan	4.6%
Hong Kong	4.0%
Austria	3.5%
Others	6.3%
Short-Term Investments	4.6%
Other assets less liabilities	0.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$41,341,277	4.6%
Halma PLC	$38,419,157	4.3%
Roche Holding AG	$38,308,362	4.2%
AIA Group Ltd. - Class H	$35,871,431	4.0%
Danone SA	$35,613,217	3.9%
Prysmian SpA	$33,623,914	3.7%
Samsung Electronics Co., Ltd.	$32,308,967	3.6%
Erste Group Bank AG	$31,969,542	3.5%
STERIS PLC	$31,282,086	3.5%
Veralto Corp.	$31,261,274	3.5%
Total	$349,999,227	38.8%

C000027978
Shareholder Report [Line Items]
Fund Name	AB Sustainable International Thematic Fund
Class Name	Class I
Trading Symbol	AWPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPIX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWPIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[4]
AssetsNet	$ 901,984,131
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 2,919,477
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$901,984,131
# of Portfolio Holdings	55
Portfolio Turnover Rate	37%
Total Advisory Fees Paid (Net)	$2,919,477

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	28.6%
Information Technology	24.6%
Health Care	16.1%
Industrials	12.2%
Consumer Staples	4.0%
Utilities	2.8%
Energy	2.1%
Communication Services	1.7%
Materials	1.0%
Consumer Discretionary	1.0%
Others	0.7%
Short-Term Investments	4.6%
Other assets less liabilities	0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

United Kingdom	14.5%
United States	11.2%
Switzerland	9.4%
Canada	8.3%
Germany	6.7%
Italy	6.2%
Brazil	5.3%
Japan	5.1%
South Korea	5.0%
France	4.7%
Taiwan	4.6%
Hong Kong	4.0%
Austria	3.5%
Others	6.3%
Short-Term Investments	4.6%
Other assets less liabilities	0.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$41,341,277	4.6%
Halma PLC	$38,419,157	4.3%
Roche Holding AG	$38,308,362	4.2%
AIA Group Ltd. - Class H	$35,871,431	4.0%
Danone SA	$35,613,217	3.9%
Prysmian SpA	$33,623,914	3.7%
Samsung Electronics Co., Ltd.	$32,308,967	3.6%
Erste Group Bank AG	$31,969,542	3.5%
STERIS PLC	$31,282,086	3.5%
Veralto Corp.	$31,261,274	3.5%
Total	$349,999,227	38.8%

C000230902
Shareholder Report [Line Items]
Fund Name	AB Sustainable International Thematic Fund
Class Name	Class Z
Trading Symbol	AWPZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Sustainable International Thematic Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AWPZX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AWPZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[5]
AssetsNet	$ 901,984,131
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 2,919,477
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$901,984,131
# of Portfolio Holdings	55
Portfolio Turnover Rate	37%
Total Advisory Fees Paid (Net)	$2,919,477

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Financials	28.6%
Information Technology	24.6%
Health Care	16.1%
Industrials	12.2%
Consumer Staples	4.0%
Utilities	2.8%
Energy	2.1%
Communication Services	1.7%
Materials	1.0%
Consumer Discretionary	1.0%
Others	0.7%
Short-Term Investments	4.6%
Other assets less liabilities	0.6%
Total	100.0%

Country Breakdown (% of Net Assets)

United Kingdom	14.5%
United States	11.2%
Switzerland	9.4%
Canada	8.3%
Germany	6.7%
Italy	6.2%
Brazil	5.3%
Japan	5.1%
South Korea	5.0%
France	4.7%
Taiwan	4.6%
Hong Kong	4.0%
Austria	3.5%
Others	6.3%
Short-Term Investments	4.6%
Other assets less liabilities	0.6%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	$41,341,277	4.6%
Halma PLC	$38,419,157	4.3%
Roche Holding AG	$38,308,362	4.2%
AIA Group Ltd. - Class H	$35,871,431	4.0%
Danone SA	$35,613,217	3.9%
Prysmian SpA	$33,623,914	3.7%
Samsung Electronics Co., Ltd.	$32,308,967	3.6%
Erste Group Bank AG	$31,969,542	3.5%
STERIS PLC	$31,282,086	3.5%
Veralto Corp.	$31,261,274	3.5%
Total	$349,999,227	38.8%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized